Share-based payments - Summary of Stock Options Outstanding (Parenthetical) (Detail) - SFr / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member]
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [line Items]
Weighted average exercise price of share options excercised in share based payment arrangement	SFr 0.02	SFr 0.015